Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Summary of Accrued Expenses
Accrued expenses consist of the following at December 31:

	2014	2013
Accrued compensation and benefits	$28.3	$31.3
Accrued waste disposal costs	37.2	36.4
Accrued insurance and self-insurance reserves	14.9	12.1
Accrued severance	3.6	5.4
Derivative valuation	20.6	—
Other accrued expenses	26.1	32.6
	$130.7	$117.8